Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 13,062	$ 13,059	$ 13,060
Cash paid for income taxes (net of refunds)	$ 27,604	$ 29,836	$ 18,558